Related party transactions (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015		Dec. 31, 2014
Related Party Transaction [Line Items]
Total	$ 0		$ 0
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Newbuilding supervision cost	0	[1]	1,228	[1]
Interest expense capitalized from Höegh LNG	0	[2]	1,464	[2]
Total	$ 0		$ 2,692

[1]	Supervision cost: Höegh LNG Fleet Management AS managed the newbuilding process including site supervision including manning for the services and direct accommodation and travel cost. Manning costs are based upon actual hours incurred. Such costs, excluding overhead charges, were capitalized as part of the cost of the newbuilding and included in the construction contract expense for the Mooring.
[2]	Interest expense capitalized from Höegh LNG and affiliates: As described under 7) below, Höegh LNG and its affiliates provided funding for the PGN FSRU Lampung and the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.